Investment Securities - Schedule Of Investments Within The Available For Sale Portfolio That Had Unrealized Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Fair value, less than 12 months	$ 960,053
Unrealized losses, less than 12 months	(15,826)
Fair value, 12 months or longer	3,112,632
Unrealized loss, 12 months or longer	(92,005)
Fair value, total	4,072,685
Unrealized losses, total	(107,831)
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Fair value, less than 12 months		$ 2,514,856
Unrealized losses, less than 12 months		(12,243)
Fair value, 12 months or longer		1,164,073
Unrealized losses, 12 months or longer		(35,674)
Fair value, total		3,678,929
Unrealized losses, total		(47,917)
US treasury and government
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Fair value, less than 12 months	0
Unrealized losses, less than 12 months	0
Fair value, 12 months or longer	98
Unrealized loss, 12 months or longer	(2)
Fair value, total	98
Unrealized losses, total	(2)
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Fair value, less than 12 months		99
Unrealized losses, less than 12 months		(1)
Fair value, 12 months or longer		0
Unrealized losses, 12 months or longer		0
Fair value, total		99
Unrealized losses, total		(1)
Government agency issued mortgage-backed securities (“MBS”)
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Fair value, less than 12 months	597,008
Unrealized losses, less than 12 months	(12,335)
Fair value, 12 months or longer	1,537,106
Unrealized loss, 12 months or longer	(46,065)
Fair value, total	2,134,114
Unrealized losses, total	(58,400)
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Fair value, less than 12 months		1,455,476
Unrealized losses, less than 12 months		(4,738)
Fair value, 12 months or longer		331,900
Unrealized losses, 12 months or longer		(8,866)
Fair value, total		1,787,376
Unrealized losses, total		(13,604)
Government agency issued collateralized mortgage obligations (“CMO”)
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Fair value, less than 12 months	290,863
Unrealized losses, less than 12 months	(2,860)
Fair value, 12 months or longer	1,560,420
Unrealized loss, 12 months or longer	(45,821)
Fair value, total	1,851,283
Unrealized losses, total	(48,681)
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Fair value, less than 12 months		1,043,987
Unrealized losses, less than 12 months		(7,464)
Fair value, 12 months or longer		832,173
Unrealized losses, 12 months or longer		(26,808)
Fair value, total		1,876,160
Unrealized losses, total		(34,272)
Other U.S. government agencies
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Fair value, less than 12 months	29,776
Unrealized losses, less than 12 months	(73)
Fair value, 12 months or longer	0
Unrealized loss, 12 months or longer	0
Fair value, total	29,776
Unrealized losses, total	(73)
Corporates and other debt
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Fair value, less than 12 months	25,114
Unrealized losses, less than 12 months	(344)
Fair value, 12 months or longer	15,008
Unrealized loss, 12 months or longer	(117)
Fair value, total	40,122
Unrealized losses, total	(461)
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Fair value, less than 12 months		15,294
Unrealized losses, less than 12 months		(40)
Fair value, 12 months or longer		0
Unrealized losses, 12 months or longer		0
Fair value, total		15,294
Unrealized losses, total		$ (40)
State and municipalities
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Fair value, less than 12 months	17,292
Unrealized losses, less than 12 months	(214)
Fair value, 12 months or longer	0
Unrealized loss, 12 months or longer	0
Fair value, total	17,292
Unrealized losses, total	$ (214)